CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalent balance
	At December 31	At December 31
(in thousands)	2020	2019

Cash	$12,004	$1,583
Cash in MLJV and MWJV	540	1,397
Cash equivalents	12,448	5,210
	$24,992	$8,190